INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INTANGIBLE ASSETS, NET
Total	¥ 1,769,639		¥ 4,139,775
Less: accumulated amortization	(603,056)		(2,815,803)
Less: accumulated impairment	(308,948)		(256,513)
Net book value	857,635	$ 117,496	1,067,459
Software
INTANGIBLE ASSETS, NET
Total	127,645		115,297
Trademarks and domain names
INTANGIBLE ASSETS, NET
Total	1,200,889		1,195,161
Non-competition agreements
INTANGIBLE ASSETS, NET
Total	0		460
Advertising resources
INTANGIBLE ASSETS, NET
Total	0		2,478,945
Licenses
INTANGIBLE ASSETS, NET
Total	¥ 441,105		¥ 349,912